OPERATING LEASES (Details) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Mar. 31, 2012		Mar. 31, 2011
Effective Date							Jul. 01, 2010
Termination Date							Dec. 31, 2015
Lease term				initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional terms, each of 5 years			5 years with 2 tenant renewal options for 5 years each
Rent expense for the Fiscal Year	$ 22,584		$ 22,584	$ 67,753		$ 45,169	$ 90,338		$ 67,753
Minimum 5 Year Lease Payments
Fiscal year ended March 31, 2013	81,228	[1]		81,228	[1]		81,228	[2]
Fiscal year ended March 31, 2014	83,259	[1]		83,259	[1]		83,259	[2]
Fiscal year ended March 31, 2015	85,344	[1]		85,344	[1]		85,344	[2]
Fiscal year ended March 31, 2016	87,363	[1]		87,363	[1]		87,363	[2]
Fiscal year ended March 31, 2017	89,112	[1]		89,112	[1]		89,112	[2]
Total Minimum 5 year lease payments	$ 426,306	[1]		$ 426,306	[1]		$ 426,306	[2]

[1]	Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this quarterly report on Form 10-Q.
[2]	Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K